Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 20, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows [Line Items]
Change in current liabilities relating to mining interest expenditures		$ 29,257	$ 1,956
Interest on loan to non-controlling interest		4,910	4,116
Foreign exchange (losses) gains on Fekola equipment loan facility		(16,020)	(10,054)
Share-based payments, capitalized to mining interests		694	1,036
Sabina Gold & Silver Corp.
Statement Of Cash Flows [Line Items]
Shares issued on acquisition		925,375	0
Fair value of B2Gold replacement options issued on acquisition of Sabina Gold & Silver Corp. (Note 6)		5,075	0
Gramalote Project
Statement Of Cash Flows [Line Items]
Contingent consideration on purchase of Gramalote Property (Note 10)		14,297	0
Oklo Resources Limited
Statement Of Cash Flows [Line Items]
Shares issued on acquisition		0	35,658
Disposal group, disposed by sale, not discontinued operations | Ondundu, Property
Statement Of Cash Flows [Line Items]
Share consideration received on sale of Ondundu Property (Note 10)		0	6,955
Deferred consideration on sale of Ondundu Property (Note 10)	$ 2,500	0	3,850
Fekola Equipment Loan Facilities
Statement Of Cash Flows [Line Items]
Foreign exchange (losses) gains on Fekola equipment loan facility		$ (411)	$ 2,716